COLLEGE AND UNIVERSITY
                                              FACILITY LOAN TRUST ONE


                                        COMPILED FINANCIAL STATEMENTS
                                        SIX MONTHS ENDED MAY 31, 2002

ACCOUNTANTS' COMPILATION REPORT

To the Owner Trustee of
College and University Facility
Loan Trust One:

We have compiled the accompanying balance sheet of College and University Facility Loan Trust One (the "Trust"), including the schedule of investments, as of May 31, 2002, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with standards established by the American Institute of Certified Public Accountants. The financial information for the years ended November 30, 2001, 2000, 1999, 1998 and 1997, presented herein for comparative purposes, was audited by other auditors, whose report thereon dated January 4, 2002 expressed an unqualified opinion.

A compilation is limited to presenting in the form of financial statements information that has been obtained from the books and records of the Trust. We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them.

We are not independent with respect to College and University Facility Loan Trust One.


                                        /s/ BDO Seidman, LLP

July 21, 2002

                                         COLLEGE AND UNIVERSITY
                                        FACILITY LOAN TRUST ONE

                                                  BALANCE SHEET

MAY 31,                                                                    2002
===============================================================================

ASSETS

INVESTMENTS, at amortized cost, net of allowance for loan losses of $960,000 (Notes 1, 2, 6, 7 and 8 and Schedule of Investments)  $52,427,148
CASH                                                                     77,568
PREPAID EXPENSES                                                         11,352
INTEREST RECEIVABLE                                                     737,321
DEFERRED BOND ISSUANCE COSTS (Note 2)                                   453,404
-------------------------------------------------------------------------------

   Total assets                                                      53,706,793
-------------------------------------------------------------------------------

LIABILITIES

BONDS PAYABLE (Notes 1, 3 and 8)                                     39,838,674
INTEREST PAYABLE (Note 3)                                             2,097,532
ACCRUED EXPENSES AND OTHER LIABILITIES                                  215,174
DISTRIBUTION PAYABLE TO CLASS B CERTIFICATEHOLDERS (Note 5)             561,344
-------------------------------------------------------------------------------

   Total liabilities                                                 42,712,724
-------------------------------------------------------------------------------

NET ASSETS

CLASS B CERTIFICATES, par value $1 - authorized, issued
  and outstanding - 1,001,643 certificates (Note 5)                   1,001,643
ACCUMULATED DEFICIT (Notes 2 and 5)                                  (1,098,745)
PAID-IN CAPITAL (Note 2)                                             11,091,171
-------------------------------------------------------------------------------

   Total net assets                                                 $10,994,069
===============================================================================

   Net asset value per Class B certificate
     (based on 1,001,643 certificates outstanding)                  $     10.97
===============================================================================

         SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                                                     STATEMENTS.

                                         COLLEGE AND UNIVERSITY
                                        FACILITY LOAN TRUST ONE

                                        STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31,                                     2002
=================================================================

INVESTMENT INCOME:
   Interest income (Note 2)                            $2,756,287
-----------------------------------------------------------------

EXPENSES:
   Interest expense (Notes 2 and 3)                     2,137,258
   Servicer fees (Note 4)                                  18,967
   Trustee fees (Note 4)                                   15,986
   Other trust and bond administration expenses           161,477
-----------------------------------------------------------------

     Total expenses                                     2,333,688
-----------------------------------------------------------------

     Net investment income                                422,599
-----------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $  422,599
=================================================================

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT
                       AND NOTES TO FINANCIAL STATEMENTS.

                                         COLLEGE AND UNIVERSITY
                                        FACILITY LOAN TRUST ONE

                                        STATEMENT OF CASH FLOWS

SIX MONTHS ENDED MAY 31,                                             2002
=========================================================================

CASH FLOWS FROM OPERATING ACTIVITIES:
   Interest received                                          $ 1,365,008
   Interest paid                                               (2,247,203)
   Operating expenses paid                                       (171,571)
-------------------------------------------------------------------------

       Net cash used for operating activities                  (1,053,766)
-------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Net decrease in funds held under investment agreements         954,657
   Principal payments on Loans                                  3,807,179
-------------------------------------------------------------------------

       Net cash provided by investing activities                4,761,836
-------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Principal repayments on Bonds                               (2,934,733)
   Distribution to Class B certificateholders                    (745,769)
-------------------------------------------------------------------------

       Net cash used for financing activities                  (3,680,502)
-------------------------------------------------------------------------

NET INCREASE IN CASH                                               27,568

CASH, beginning of period                                          50,000
-------------------------------------------------------------------------

CASH, end of period                                           $    77,568
=========================================================================

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations       $   422,599
   Decrease in interest receivable                                 39,895
   Increase in prepaid expenses                                   (11,352)
   Increase in accrued expenses and other liabilities              36,211
   Decrease in Bond interest payable                             (149,671)
   Amortization of deferred Bond issuance costs                    39,726
   Amortization of purchase discount on Loans                  (1,431,174)
-------------------------------------------------------------------------

       Net cash used for operating activities                 $(1,053,766)
=========================================================================

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                     COLLEGE AND UNIVERSITY
                                                    FACILITY LOAN TRUST ONE

                                        STATEMENTS OF CHANGES IN NET ASSETS
                                                               (NOTE 2 (F))

                                                             FOR THE
                                                           SIX MONTHS
                                                              ENDED        YEAR ENDED
                                                             MAY 31,      NOVEMBER 30,
                                                              2002            2001
======================================================================================
FROM OPERATIONS:
   Net investment income                                  $    422,599    $    965,105
   Provision for loan losses                                        --         165,000
--------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations            422,599       1,130,105
--------------------------------------------------------------------------------------

CAPITAL CERTIFICATE TRANSACTIONS:
   Distributions to Class B certificateholders (Note 5)       (561,344)     (1,376,751)
--------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                    (138,745)       (246,646)

NET ASSETS:
   Beginning of period                                      11,132,814      11,379,460
--------------------------------------------------------------------------------------

   End of period                                          $ 10,994,069    $ 11,132,814
======================================================================================

                SEE ACCOMPANYING ACCOUNTANT'S COMPILATION REPORT
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                 COLLEGE AND UNIVERSITY
                                                FACILITY LOAN TRUST ONE

                                          FINANCIAL HIGHLIGHTS FOR EACH
                                        CLASS B CERTIFICATE OUTSTANDING
                                         THROUGHOUT THE YEARS INDICATED
                                                        (NOTES 1 AND 5)

                                            FOR THE
                                          SIX MONTHS
                                             ENDED                               YEARS ENDED NOVEMBER 30,
                                            MAY 31,      ----------------------------------------------------------------------
                                             2002             2001          2000           1999           1998          1997
===============================================================================================================================
NET ASSET VALUE, beginning of period   $     11.11       $     11.36    $     11.17    $     10.15    $      9.54    $     9.08

NET INVESTMENT INCOME                          .42               .96           1.09           1.21           1.15          1.20

PROVISION FOR LOAN LOSSES                       --               .16             --             --           (.20)         (.20)

DIVIDENDS TO CLASS A PREFERRED
  CERTIFICATEHOLDERS:
   From net investment income                   --                --            .04           (.05)          (.04)         (.15)
   As tax return of capital                     --                --           (.06)          (.14)          (.30)         (.39)
DISTRIBUTIONS TO CLASS B
  CERTIFICATEHOLDERS                          (.56)            (1.37)          (.88)            --             --            --
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, end of period         $     10.97       $     11.11    $     11.36    $     11.17    $     10.15    $     9.54
===============================================================================================================================

TOTAL INVESTMENT RETURN (a)                    N/A               N/A            N/A            N/A            N/A           N/A

NET ASSETS APPLICABLE TO CLASS A
  PREFERRED CERTIFICATES,
  end of period                        $        --       $        --    $        --    $   327,709    $ 1,726,662    $2,963,176

NET ASSETS APPLICABLE TO CLASS B
  CERTIFICATES, end of period          $10,994,069       $11,132,814    $11,379,460    $11,188,285    $10,166,524    $9,553,099
===============================================================================================================================

RATIOS AND SUPPLEMENTAL DATA:

   Ratio of operating expenses to
     average net assets applicable to
     Class B certificates                    42.19%(b)(c)      45.48%(b)      50.42%(b)      59.53%(b)      71.95%(b)     83.43%(b)

   Ratio of net investment income
     to average net assets applicable
     to Class B certificates                  7.64%(c)          8.57%          9.71%         11.41%         11.69%        12.83%

   Number of Class B certificates
     outstanding, end of period          1,001,643         1,001,643      1,001,643      1,001,643      1,001,643     1,001,643

(a)   The Trust's investments are recorded at amortized cost as discussed in
      Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B Certificates was 3.55%(c), 3.63%, 3.44%, 3.60%, 2.73% and 2.40% in 2002, 2001, 2000, 1999, 1998 and 1997,
      respectively.

(c)   Annualized.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT
                       AND NOTES TO FINANCIAL STATEMENTS.

                                               COLLEGE AND UNIVERSITY
                                              FACILITY LOAN TRUST ONE

                                        NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION                    College and University Facility Loan Trust
      AND BUSINESS                    One (the Trust) was formed on September
                                      17, 1987 as a business trust under the
                                      laws of the Commonwealth of Massachusetts by a declaration of trust by State Street
                                      Bank and Trust Company, formerly the Bank of Boston (the Owner Trustee) not in its individual capacity but solely as Owner
                                      Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

                                      The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on September 29, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount of $126,995,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education
                                      (ED) under the College Housing Loan
                                      Program or the Academic Facilities Loan
                                      Program. The Loans, which have been
                                      assigned to Bank One Trust Company, NA,
                                      formerly The First National Bank of
                                      Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately 19.4 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note 2) as specified in the Indenture.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

1.    ORGANIZATION                    All payments on the Loans and earnings
      AND BUSINESS                    under the investment agreements and any
      (Continued)                     required transfers from the Expense,
                                      Reserve and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee, as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit in of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund
                                      Requirement, to fund the Reserve Fund to the Maximum Reserve Requirement and to fund the Liquidity Fund to the Liquidity
                                      Fund Requirement. Any funds remaining in the Revenue Fund on such payment date are paid to the Class B certificateholders, as discussed in Note 5.

                                      On the Closing Date, certificates were
                                      issued by the Trust to ED as partial
                                      payments for the Loans. In December 1989,
                                      ED sold, through a private placement, all of its ownership interest in the Trust.

2.    SUMMARY OF                      (A)   COLLEGE AND UNIVERSITY FACILITY
      SIGNIFICANT                           LOANS
      ACCOUNTING
      POLICIES                        The Loans were purchased and recorded at a
                                      discount below par. Pursuant to a
                                      "no-action letter" that the Trust received from the Securities and Exchange
                                      Commission, the Loans, included in
                                      investments in the accompanying balance
                                      sheet, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income. The remaining balance of the purchase discount on the Loans as of May 31, 2002 was approximately
                                      $23,019,000. As a result of prepayments of Loans in the six months ended May 31, 2002, additional interest income of approximately $49,000 was recognized.

               SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

2.    SUMMARY OF                      (a)   COLLEGE AND UNIVERSITY FACILITY
      SIGNIFICANT                           LOANS (CONTINUED)
      ACCOUNTING
      POLICIES                        The Trust's policy is to discontinue the
      (Continued)                     accrual of interest on Loans for which
                                      payment of principal or interest is 180
                                      days or more past due or for other such
                                      Loans if management believes the
                                      collection of interest and principal is
                                      doubtful. When a Loan is placed on
                                      nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is generally recognized when received.
                                      Payments are generally applied to interest first, with the balance, if any, applied to principal. At May 31, 2002, one Loan has been placed on nonaccrual status, as discussed in Note 6.

                                      (b)   OTHER INVESTMENTS

                                      Other investments, which are included in investments in the accompanying balance sheet, consist of two unsecured investment agreements issued by the Federal National Mortgage Association bearing fixed rates of interest of 5% and 8%. These investments are carried at cost. These investment agreements terminate on the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.

                                      (c)   FEDERAL INCOME TAXES

                                      It is the Trust's policy to comply with
                                      the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                                      For tax purposes, the Loans were
                                      transferred to the Trust at their face
                                      values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

2.    SUMMARY OF                      (d)   DEFERRED BOND ISSUANCE COSTS
      SIGNIFICANT
      ACCOUNTING                      Deferred Bond issuance costs are being
      POLICIES                        amortized using the effective
      (Continued)                     interest-rate method, assuming that all
                                      mandatory semiannual payments will be made on the term bonds as discussed in Note 3.

                                      (e)   ACCOUNTING FOR IMPAIRMENT OF A LOAN
                                            AND ALLOWANCE FOR LOAN LOSSES

                                      The allowance for loan losses is based on the Trust's evaluation of the level of the allowance required to reflect the risks in the loan portfolio, based on circumstances and conditions known or anticipated at each reporting date.

                                      The methodology for assessing the
                                      appropriateness of the allowance consists of a review of the following three key elements:

                                            (1)   a valuation allowance for
                                                  loans identified as impaired,

                                            (2)   a formula-based general
                                                  allowance for the various loan
                                                  portfolio classifications, and

                                            (3)   an unallocated allowance.

                                      A loan is impaired when, based on current information and events, it is probable that the Trust will be unable to collect all amounts due in accordance with the contractual terms of the loan agreement. Loans identified as impaired are further evaluated to determine the estimated extent of impairment. Impaired loans are measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral if the loan is collateral-dependent. When impaired loans are evaluated, if the difference between the net present value of the impaired loan (or fair value of the collateral if the loan is collateral-dependent) is lower than the amortized cost of the loan, the shortfall is reflected as a valuation allowance.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

2.    SUMMARY OF                      (e)   ACCOUNTING FOR IMPAIRMENT OF A LOAN
      SIGNIFICANT                           AND ALLOWANCE FOR LOAN LOSSES
      ACCOUNTING                            (Continued)
      POLICIES
      (Continued)                     The formula-based general allowance is
                                      derived primarily from a risk-rating model that grades loans based on general characteristics of credit quality and relative risk. As credit quality for individual loans deteriorates, the risk rating and the allowance allocation percentage increases. The sum of these allocations comprise the Trust's formula-based general allowance.

                                      In addition to the valuation and
                                      formula-based general allowance, there is an unallocated allowance. This element recognizes the estimation risks associated with the valuation and formula-based models. It is further adjusted for qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.

                                      There are inherent uncertainties with
                                      respect to the final outcome of loans and as such, actual losses may differ from the amounts reflected in the financial statements.

                                      (f)   PRESENTATION OF CAPITAL
                                            DISTRIBUTIONS

                                      Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position (SOP) 93-2, "DETERMINATION, DISCLOSURE AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax-basis.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

2.    SUMMARY OF                      (f)   PRESENTATION OF CAPITAL
      SIGNIFICANT                           DISTRIBUTIONS (CONTINUED)
      ACCOUNTING
      POLICIES                        As of November 30, 2001, all tax earnings
      (Continued)                     and profits have been distributed.
                                      Accordingly, all accumulated undistributed net investment income has been reclassified to paid-in capital. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

                                      The Trust expects to have a tax return of capital for the fiscal year ending November 30, 2002; however, the amount cannot be reasonably estimated at May 31, 2002.

                                      (g)   USE OF ESTIMATES

                                      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                      The allowance for loan losses is a
                                      critical accounting policy that requires the most significant estimates and assumptions used in the preparation of the Trust's consolidated financial statements. The allowance for loan losses is based on Trust's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. The allowance for loan losses is a significant estimate and is therefore regularly evaluated for adequacy by taking into consideration factors such as prior loan loss experience, the character and size of the loan portfolio, business and economic conditions and the Trust's estimation of future losses. The use of different estimates or assumptions could produce different provisions for loan losses. See Note 2(e) for a detailed description of the Trust's estimation process and methodology related to the allowance for loan losses.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

3.    BONDS                           The Bonds outstanding at May 31, 2002
                                      consist of the following:

                                                                           PRINCIPAL
                                              INTEREST        STATED        AMOUNT
                                       TYPE     RATE         MATURITY       (000S)
                                      ================================================

                                       Term     10.20%   June 1, 2002      $   2,262
                                       Term     10.55    December 1, 2014     37,577
                                      ------------------------------------------------

                                                                           $  39,839
                                      ================================================

                                      The Bonds maturing on June 1, 2002 are
                                      being redeemed, in part, on a pro rata
                                      basis by application of mandatory
                                      semiannual payments and commencing
                                      December 1, 2002, the Bonds maturing on
                                      December 1, 2014 will also be redeemed on a pro rata basis. The redemption price is equal to 100% of the principal amount to be redeemed plus interest accrued to the redemption date. Interest on the Bonds is payable semiannually.

                                      On June 1, 2002, the Trust made the
                                      mandatory redemption of $2,261,674 on the Bonds maturing on June 1, 2002.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

3.    BONDS                           The aggregate scheduled maturities of the
      (Continued)                     Bonds, including the scheduled mandatory
                                      redemptions at May 31, 2002, are as
                                      follows:

                                                                      AMOUNT
                                      FISCAL YEAR                     (000'S)
                                      =======================================

                                      2002                          $   2,262
                                      2003                              4,447
                                      2004                              4,397
                                      2005                              4,091
                                      2006                              3,457
                                      Thereafter                       21,185
                                      ---------------------------------------

                                      Total                         $  39,839
                                      =======================================

                                      The Bonds are not subject to optional
                                      redemption by either the Trust or the
                                      bondholders.

                                      In the event the Trust realizes negative cash flows, various reserve funds have been established and maintained such that, on or before such bond payment date, such funds may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

                                      As required by the Indenture, the
                                      scheduled future cash flows for Loans in Default are excluded from the calculation of the Reserve Fund requirement. The impact of excluding Loans in Default from the calculation increases the Reserve Fund requirement. The cash flows from the June 1, 2002 Bond Payment were sufficient to satisfy the maximum reserve fund requirement of $7,281,163.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

4.    ADMINISTRATIVE                  (a)   SERVICER
      AGREEMENTS
                                      As compensation for the services provided under the servicing agreement, GMAC
                                      Commercial Mortgage Corporation receives a servicing fee. This fee is earned on each date of payment for each Loan and is equal to 0.055 of 1% of the outstanding principal balance of such Loan divided by the number of payments of principal and interest in a calendar year. For the six months ended May 31, 2002, this fee totaled $18,967.

                                      (b)   TRUSTEES

                                      As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                                      o     The Owner Trustee, in its capacities
                                            as manager of the Trust and as Owner
                                            Trustee, earned fees of $5,975 and
                                            $5,377, respectively, for the six
                                            months ended May 31, 2002.

                                      o     The Bond Trustee is entitled to an
                                            annual fee equal to 0.025 of 1% of
                                            the aggregate outstanding principal
                                            of the Bonds on the bond payment
                                            date immediately preceding the date
                                            of payment of such fee. In addition,
                                            the Bond Trustee is reimbursed for
                                            other agreed-upon related expenses.
                                            The Bond Trustee is also reimbursed
                                            for out-of-pocket expenses in an
                                            amount not to exceed 4% of the
                                            applicable annual fee. For the six
                                            months ended May 31, 2002, total
                                            Bond Trustee fees and out-of-pocket
                                            expenses amounted to $4,634.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

5.    CERTIFICATES                    Holders of each of the Class B
                                      certificates receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust on a pro rata basis. On June 2, 2002, a distribution of $561,344 was made to the Class B certificateholders. This payment is reflected as a liability in the accompanying balance sheet.

                                      The certificateholders shall each be
                                      entitled to one vote per certificate.

                                      While the Bonds are outstanding,
                                      distributions to the Class B
                                      certificateholders are made on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each month.

6.    ALLOWANCE FOR                   An analysis of the allowance for loan
      LOAN LOSSES                     losses for the six months ended May 31,
                                      2002 is summarized as follows:

                                      Balance, beginning of year        $960,000
                                      Provision                               --
                                      Charge-offs                             --
                                      ------------------------------------------

                                      Balance, end of period            $960,000
                                      ==========================================

                                      At May 31, 2002, there was one Loan in
                                      Default, with an unpaid principal balance of approximately $2,871,000. The recorded investment in that loan, approximately $610,116 with a related allowance for loan loss of $427,081, is considered to be impaired under SFAS 114, "ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN".

                                      The average recorded investment in the
                                      impaired loan during the six months ended
                                      May 31, 2002 was approximately $631,693.
                                      For the six months ended May 31, 2002, no interest income was recognized on the impaired loan. See Note 2(e) for a discussion of the Trust's impaired loan accounting policy.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

7.    LOANS                           Scheduled principal and interest payments
                                      on the Loans as of May 31, 2002, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                                   PRINCIPAL  INTEREST
                                                   PAYMENTS   PAYMENTS    TOTAL
                                      FISCAL YEAR   (000S)     (000S)    (000S)
                                      ==========================================

                                      2002          $ 3,393    $   911   $ 4,304
                                      2003            6,035      1,660     7,695
                                      2004            5,746      1,470     7,216
                                      2005            5,268      1,293     6,561
                                      2006            4,391      1,136     5,527
                                      Thereafter     33,662      5,494    39,156
                                      ------------------------------------------

                                      Total         $58,495    $11,964   $70,459
                                      ==========================================

                                      Expected payments may differ from
                                      contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

7.    LOANS                           The following analysis summarizes the
      (Continued)                     stratification of the loan portfolio by
                                      type of collateral and institution as of May 31, 2002:

                                                                        AMORTIZED
                                                                NUMBER     COST
                                      TYPE OF COLLATERAL      OF LOANS    (000S)        %
                                      =====================================================
                                      Loans secured by a
                                        first mortgage              76  $19,005        49.6%

                                      Loans not secured by
                                        a first mortgage            47   19,342        50.4
                                      -----------------------------------------------------
                                      Total Loans                  123  $38,347       100.0%
                                      =====================================================

                                                                        AMORTIZED
                                                                NUMBER     COST
                                      TYPE OF INSTITUTION     OF LOANS    (000S)        %
                                      =====================================================
                                      Private                       77  $18,325        47.8%

                                      Public                        46   20,022        52.2
                                      -----------------------------------------------------
                                      Total Loans                  123  $38,347       100.0%
                                      =====================================================

                                      The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities and, in the case of some Loans to public institutions which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and diversity of program offerings.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

7.    LOANS                           The collateral for Loans that are secured
      (Continued)                     by a mortgage on real estate generally
                                      consists of special purpose facilities,
                                      such as dormitories, dining halls and
                                      gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

8.    FAIR VALUE                      SFAS No. 107, "DISCLOSURES ABOUT FAIR
      OF FINANCIAL                    VALUE OF FINANCIAL INSTRUMENTS," allows
      INSTRUMENTS                     for the use of a wide range of valuation
                                      techniques; therefore, it may be difficult to compare the Trust's fair value information to public market information or to other fair value information.
                                      Accordingly, the fair value information
                                      presented below does not purport to
                                      represent, and should not be construed to represent, the underlying market value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments.
                                      Further, as the assumptions inherent in
                                      fair value estimates change, the fair
                                      value estimates will change.

                                      Current market prices are not available
                                      for most of the Trust's financial
                                      instruments since an active market
                                      generally does not exist for such
                                      instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these instruments for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

8.    FAIR VALUE                      The estimated fair value of each category
      OF FINANCIAL                    of the Trust's financial instruments and
      INSTRUMENTS                     the related book value presented in the
      (Continued)                     accompanying balance sheet as of May 31,
                                      2002 are as follows:

                                                              BOOK VALUE      FAIR VALUE
                                                                (000S)          (000S)
                                      ----------------------------------------------------
                                      Loans                    $37,387*        $53,199

                                      Investment Agreements:
                                         Revenue Fund           12,440          13,361
                                         Liquidity Fund          2,600           3,470
                                      --------------------------------------------------

                                                               $52,427         $70,030
                                      ==================================================

                                      Bonds                    $39,839         $48,248
                                      ====================================================

                                      *Net of allowance for loan losses of
                                       $960,000.

                SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002

                          (Dollar Amounts in Thousands)

 OUTSTANDING                                                STATED                   INTERNAL     AMORTIZED
  PRINCIPAL                                                INTEREST     MATURITY     RATE OF     COST (NOTES
   BALANCE                   DESCRIPTION                    RATE %        DATE       RETURN %      1 AND 2)
---------------   ------------------------------------   -----------   ----------   ----------   -----------
                  COLLEGE AND UNIVERSITY LOANS (73.7%)
                  ---------- A ---------
        $1,160    Albion College                             3.00      10/01/2015        12.51   $       676
           257    Alfred University                          3.00      11/01/2007        12.41           199
           375    Alma College                               3.00      04/01/2010        11.87           263
           110    Alverno College                           3.375      10/01/2003        12.52           100
           190    Anderson College                           3.00      03/01/2010        13.02           128
           464    Appalachian State University            3.00-3.625   07/01/2004        11.80           407
           132    Arizona State University                   3.50      10/01/2003        11.72           122
           189    Atlantic Union College                     3.00      05/01/2023        12.68            88
         1,160    Augsburg College                           3.00      04/01/2016        12.95           638
           673    Azusa Pacific University                   3.00      04/01/2017        12.96           357
                  ---------- B ---------
           525    Baptist College at Charleston              3.00      03/01/2014        12.96           307
            55    Benedict College                           3.00      11/01/2006        12.42            44
           168    Birmingham-Southern College                3.00      10/01/2006        12.48           140
           344    Birmingham-Southern College                3.00      10/01/2010        12.47           239
            74    Black Hills State College                  3.00      10/01/2005        11.76            63
            68    Black Hills State College                  3.00      10/01/2007        11.77            54
           810    Boston University                          3.00      12/31/2022        11.87           398
           143    Bryan College                              3.00      02/01/2010        12.68            99
                  ---------- C ---------
         1,730    California State University                3.00      11/01/2012        10.57         1,205
           524    Carnegie - Mellon University               3.00      11/01/2017        10.45           322
         1,635    Case Western Reserve University            3.00      04/01/2016        10.54         1,023
             9    Chaminade College of Honolulu              3.50      10/01/2002        12.55             9
           222    Chaminade College of Honolulu              3.00      10/01/2011        12.47           149
            66    Champlain College                          3.00      10/01/2010        12.66            45
            39    Claflin College                            3.00      11/01/2002        12.57            37
           880    College of Charleston                      3.00      07/01/2016        12.02           518
           500    College of St. Thomas                      3.00      04/01/2017        12.95           267
           282    College of the Virgin Islands              3.00      10/01/2004        11.83           248
           470    Colorado State University                 3.625      04/01/2005        11.98           400
           341    Community College of Rhode Island          3.00      04/01/2018        12.10           190
           550    Concordia College                          3.00      05/01/2011        12.64           371
                  ---------- D ---------
           290    Daniel Webster College                     3.00      04/01/2019        12.99           147
           309    Dean Junior College                        3.00      04/01/2016        12.96           174
           930    Drake University                           3.00      10/01/2012        12.71           594


    SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                  STATEMENTS.

 OUTSTANDING                                                STATED                   INTERNAL     AMORTIZED
  PRINCIPAL                                                INTEREST     MATURITY     RATE OF     COST (NOTES
   BALANCE                   DESCRIPTION                    RATE %        DATE       RETURN %      1 AND 2)
---------------   ------------------------------------   -----------   ----------   ----------   -----------
                  ---------- E ---------
          $157    Eckerd College                             3.50      07/01/2003        12.53   $       142
            24    Eckerd College                             3.75      03/01/2005        13.04            20
             8    Emory University                          3.375      07/01/2002        12.59             8
            55    Emory University                          3.375      03/01/2003        13.25            50
           290    Emporia State University                   3.00      04/01/2009        12.33           210
                  ---------- F ---------
           109    Fairleigh Dickinson University             3.50      11/01/2003        11.66           101
           102    Fairleigh Dickinson University             3.00      11/01/2020        12.09            53
             7    Findlay College                           3.375      07/01/2002        12.56             7
         2,871    Finlandia University  (A)                  3.00      08/01/2014        12.70           610
           220    Florida Atlantic University                3.00      07/01/2006        11.85           178
            35    Florida Institute of Technology            3.00      02/01/2006        13.17            28
           100    Foothill College                           3.00      10/01/2006        11.76            82
            56    Fort Hays State University                3.375      10/01/2002        11.74            53
                  ---------- G ---------
           609    Gordon College                             3.50      04/01/2013        12.84           382
           675    Grambling State University               3.00-3.75   10/01/2005        11.70           573
                  ---------- H ---------
            83    Hampshire College                          3.00      11/01/2006        12.43            67
           610    Harcum Junior College                      3.00      11/01/2015        12.44           358
           360    Haverford College                         3.625      11/01/2013        12.29           234
           110    High Point College                         3.00      12/01/2007        11.72            82
                  ---------- I ---------
           725    Iowa State University of Ames              3.00      07/01/2007        10.63           582
                  ---------- J ---------
           245    Jackson State University                   3.00      01/01/2007        12.50           187
           482    Jarvis Christian College                   3.00      04/01/2019        12.96           243
                  ---------- K ---------
            81    Kansas Newman College                      3.00      04/01/2006        13.10            64
           910    Kent State University                      3.00      12/01/2008        10.55           690
           107    Knox College                               3.00      05/01/2007        12.72            84
                  ---------- L ---------
           188    Laredo Junior College                      3.00      08/01/2009        11.82           137
           535    Long Island University                     3.00      06/01/2016        12.34           302
           392    Long Island University                     3.75      10/01/2005        12.42           332
             5    Louisiana State University                 3.50      07/01/2002        10.50             5


    SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                  STATEMENTS.

 OUTSTANDING                                                STATED                   INTERNAL     AMORTIZED
  PRINCIPAL                                                INTEREST     MATURITY     RATE OF     COST (NOTES
   BALANCE                   DESCRIPTION                    RATE %        DATE       RETURN %      1 AND 2)
---------------   ------------------------------------   -----------   ----------   ----------   -----------
                  ---------- M ---------
          $260    McKendree College                          3.00      04/01/2007        13.07   $       197
           651    Michigan State University                  3.00      05/01/2020        10.96           366
         1,160    Middlebury College                         3.00      04/01/2018        12.87           656
            70    Mississippi Valley State                   3.00      07/01/2008        11.89            53
           373    Missouri Southern State College            3.00      12/01/2008        10.56           281
           224    Missouri Western State College             3.00      10/01/2008        11.77           170
           302    Montclair State College                    3.00      07/01/2008        11.32           230
           265    Monterey Peninsula College                 3.00      10/01/2018        11.95           145
            99    Montreat-Anderson College                  3.00      12/01/2019        12.19            52
           797    Morris College                             3.00      11/01/2013        12.42           497
                  ---------- N ---------
           332    New England College                       3.625      10/01/2013        12.37           217
           875    New England College                        3.00      04/01/2019        12.96           441
           660    North Carolina State University            3.00      09/01/2006         8.02           583
                  ---------- O ---------
         1,780    Old Dominion University                    3.00      06/01/2013        11.70         1,137
            19    Ouachita Baptist University               3.375      12/01/2002        11.63            17
                  ---------- R ---------
           139    Riverside Hospital                         3.00      04/01/2007        13.09           107
           543    Rivier College                            3.625      04/01/2014        12.78           336
                  ---------- S ---------
           365    San Diego State University                 3.00      11/01/2021        11.93           188
           760    San Francisco State University             3.00      11/01/2021        11.93           390
         1,016    Sarah Lawrence College                     3.00      11/01/2021        12.64           503
           158    Scripps College                            3.00      10/01/2005        12.51           134
         1,225    South Dakota State University              3.00      04/01/2016        12.31           704
           550    Southeast Missouri State                   3.50      04/01/2005        12.32           464
           130    Springfield College                        3.00      05/01/2011        12.59            88
           161    St. Edward's University                   3.625      04/01/2013        12.80           102
            84    St. Mary's University of San Antonio       3.75      11/01/2002        12.47            80
           130    St. Michael's College                      3.00      04/01/2008        13.06            98
           846    Stanford University                        3.00      05/01/2024        10.40           449
            18    Stillman College                           3.00      02/01/2007        13.24            14
           100    Susquehanna University                     3.00      11/01/2006        12.44            81
           350    Susquehanna University                    3.625      11/01/2014        12.32           220
           115    Swarthmore College                         3.00      11/01/2013        12.30            71


    SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                  STATEMENTS.

 OUTSTANDING                                                STATED                   INTERNAL     AMORTIZED
  PRINCIPAL                                                INTEREST     MATURITY     RATE OF     COST (NOTES
   BALANCE                   DESCRIPTION                    RATE %        DATE       RETURN %      1 AND 2)
---------------   ------------------------------------   -----------   ----------   ----------   -----------
                  ---------- T ---------
          $490    Taylor University                          3.00      10/01/2010        12.45   $       339
           418    Temple University                         3.375      11/01/2014        11.99           270
           175    Texas College                              3.00      04/01/2007        13.09           133
           558    Texas Tech University                     3.625      03/01/2013        10.80           384
         3,820    Texas Tech University                   3.375-3.50   03/01/2012        10.83         2,681
           116    Tougaloo College                           3.00      06/01/2021        12.44            57
           331    Tufts University                          3.625      10/01/2004        12.47           294
                  ---------- U ---------
         1,621    University of Alabama                      3.00      05/01/2021        12.27           814
           463    University of Florida                      3.00      01/01/2005        12.51           388
           655    University of Hawaii at Manoa              3.00      10/01/2006        11.76           534
           422    University of Missouri at Columbia        3.625      05/01/2004        11.63           378
            12    University of Missouri at Rolla            3.50      05/01/2003        11.68            11
           223    University of Montevallo                   3.00      05/01/2023        12.30           106
           121    University of Nebraska                     3.00      07/01/2013        10.59            84
            79    University of North Carolina               3.50      07/01/2002        10.60            75
         1,200    University of North Carolina               3.00      01/01/2018        11.49           676
         1,500    University of Notre Dame                   3.00      04/01/2018        12.95           776
           230    University of Portland                     3.00      04/01/2013        12.95           139
           758    University of South Dakota                3.625      10/01/2013        11.74           504
         1,855    University of South Florida                3.00      07/01/2013        11.97         1,174
           225    University of Steubenville                3.375      04/01/2012        12.88           144
           280    University of Steubenville                 3.00      04/01/2017        12.96           149
         2,494    University of Vermont                      3.00      10/01/2019        12.19         1,316
                  ---------- V ---------
           609    Vanderbilt University                      3.00      08/01/2005        10.69           523
           534    Vanderbilt University                      3.00      06/30/2009        10.39           405
                  ---------- W ---------
         1,180    Western Maryland College                   3.00      11/01/2016        12.44           672
           120    Western Washington University              3.00      10/01/2007        11.16            96
                  ---------- X ---------
           495    Xavier University                          3.00      10/01/2017        12.54           269
---------------                                                                                  -----------


    SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                  STATEMENTS.

 OUTSTANDING                                                STATED                   INTERNAL     AMORTIZED
  PRINCIPAL                                                INTEREST     MATURITY     RATE OF     COST (NOTES
   BALANCE                   DESCRIPTION                    RATE %        DATE       RETURN %      1 AND 2)
---------------   ------------------------------------   -----------   ----------   ----------   -----------
       $61,366    Total College and University Loans                                             $    38,347

                  Allowance for Loan Losses                                                              960
                                                                                                 -----------

                  Net Loans of the Trust                                                              37,387
                                                                                                 -----------


                  INVESTMENT AGREEMENTS (28.7%)

         2,600    FNMA #787 Liquidity Fund                   8.00      12/01/2014         8.00         2,600
        12,440    FNMA #786 Revenue Fund                     5.00      12/01/2014         5.00        12,440
---------------                                                                                  -----------
        15,040    Total Investment Agreements                                                         15,040
---------------                                                                                  -----------
       $76,406    Total Investments (100.0%)                                                     $    52,427
===============                                                                                  ===========

(A) This institution has been placed on nonaccrual status as more fully described in Notes 2(e) and 6.


    SEE ACCOMPANYING ACCOUNTANTS' COMPILATION REPORT AND NOTES TO FINANCIAL
                                  STATEMENTS.